CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income (loss)	$ 63,145	$ 52,741	$ 77,622
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	20,937	21,477	21,146
Equity in (earnings) losses of joint ventures	(6,420)	(6,078)	(17,938)
Changes in accrued interest income on advances to joint ventures	(321)	(295)	(273)
Amortization of deferred debt issuance cost and fair value of debt assumed	2,289	2,361	700
Amortization in revenue for above market contract	3,052	3,631	3,631
Expenditure for drydocking	0	(3,107)	0
(Gain) loss on debt extinguishment	0	(1,030)	0
Changes in accrued interest expense	(435)	2,246	(605)
Receipts from repayment of principal on financing lease	4,551	4,168	0
Unrealized foreign exchange losses (gains)	(380)	360	181
Gain (loss) on the settlement of the derivatives	0	(199)	0
Proceeds from settlement of derivative instruments	0	1,398	0
Unrealized loss (gain) on derivative instruments	173	21	(4,681)
Non-cash revenue: tax paid directly by charterer	(867)	(867)	(852)
Non-cash income tax expense: tax paid directly by charterer	867	867	852
Deferred tax expense and provision for tax uncertainty	2,118	3,707	5,272
Issuance of units for Board of Directors' fees	181	194	200
Other adjustments	123	512	472
Changes in working capital:
Trade receivables	176	543	6,344
Inventory	463	183	22
Prepaid expenses and other receivables	(1,168)	(2,081)	(72)
Trade payables	(80)	(10)	155
Amounts due to owners and affiliates	744	244	842
Value added and withholding tax liability	(633)	2,827	4,257
Accrued liabilities and other payables	(2,690)	1,439	(5,594)
Net cash provided by (used in) operating activities	85,825	85,252	91,681
INVESTING ACTIVITIES
Expenditure for vessel and other equipment	(8)	(269)	(747)
Receipts from repayment of principal on financing lease	0	0	3,814
Net cash provided by (used in) investing activities	(8)	(269)	3,067
FINANCING ACTIVITIES
Proceeds from long term debt	0	368,300	0
Proceeds from revolving credit facility due to owners and affiliates	21,750	3,500	5,400
Repayment of long-term debt	(44,660)	(342,416)	(45,458)
Payment of debt issuance costs	0	(5,797)	0
Repayment of revolving credit facility due to owners and affiliates	0	(34,000)	(17,500)
Repayment of customer loan for funding of value added liability on import	0	(438)	(4,993)
Net proceeds from issuance of common units	0	1,029	4,563
Net proceeds from issuance of Series A preferred units	3,174	13,065	38,659
Cash distributions to limited partners and preferred unitholders	(74,886)	(73,804)	(72,497)
Proceeds from indemnifications received from Hoegh LNG	0	0	1,701
Repayment of indemnifications received from Hoegh LNG	0	(64)	(2,353)
Net cash provided by (used in) financing activities	(94,622)	(70,625)	(92,478)
Increase (decrease) in cash, cash equivalents and restricted cash	(8,805)	14,358	2,270
Effect of exchange rate changes on cash, cash equivalents and restricted cash	49	7	(97)
Cash, cash equivalents and restricted cash, beginning of period	59,819	45,454	43,281
Cash, cash equivalents and restricted cash, end of period	$ 51,063	$ 59,819	$ 45,454